Partnership Equity and Distributions (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Cash Distribution
The following table presents our cash distributions paid in 2016, 2015 and 2014:

Payment Date	Per Unit Distribution	Total Cash Distribution
	(Millions)
November 14, 2016	$0.7800	$120
August 12, 2016	$0.7800	$121
May 13, 2016	$0.7800	$121
February 12, 2016	$0.7800	$121
November 13, 2015	$0.7800	$120
August 14, 2015	$0.7800	$121
May 15, 2015	$0.7800	$121
February 13, 2015	$0.7800	$120
November 14, 2014	$0.7700	$117
August 14, 2014	$0.7575	$111
May 15, 2014	$0.7450	$106
February 14, 2014	$0.7325	$86